Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 2	$ 0	$ 52	$ 94,122,702	$ (89,428,436)	$ 4,694,320
Beginning balance, shares at Dec. 31, 2024	2,314	0	51,653
Issuance of common shares, net of costs of $20,882			$ 10	672,785		672,795
Issuance of common shares, net of costs, shares			10,253
Series B preferred stock converted to common stock			$ 2	(139,012)		(139,010)
Stock converted, shares converted	(140)
Stock converted, shares issued			2,163
Offering costs				(55,120)		(55,120)
Share-based compensation				76,906		76,906
Capitalized dividends	0	0	0	58,758	(58,758)	0
Net loss					(1,752,565)	(1,752,565)
Issuance of restricted stock units	0	0	$ 0	0	0	0
Issuance of restricted stock units, shares			25
Capitalized dividends converted to common stock			$ 2	139,574		139,576
Capitalized dividends converted to common stock, shares			2,163
Ending balance, value at Mar. 31, 2025	$ 2	$ 0	$ 66	94,876,593	(91,239,759)	3,636,902
Ending balance, shares at Mar. 31, 2025	2,174	0	66,257
Beginning balance, value at Dec. 31, 2024	$ 2	$ 0	$ 52	94,122,702	(89,428,436)	4,694,320
Beginning balance, shares at Dec. 31, 2024	2,314	0	51,653
Ending balance, value at Dec. 31, 2025	$ 0	$ 1	$ 403	101,518,433	(97,283,343)	4,235,494
Ending balance, shares at Dec. 31, 2025	0	750	402,833
Issuance of common shares, net of costs of $20,882			$ 98	891,825		891,923
Issuance of common shares, net of costs, shares			98,043
Series B preferred stock converted to common stock
Offering costs				(23,387)		(23,387)
Share-based compensation				14,897		14,897
Capitalized dividends	0	0	0	30,323	(30,323)	0
RSS adjustment	0	0	$ 0	0	0	0
RSS adjustment, shares			38
Net loss					(2,281,553)	(2,281,553)
Ending balance, value at Mar. 31, 2026	$ 0	$ 1	$ 501	$ 102,432,091	$ (99,595,219)	$ 2,837,374
Ending balance, shares at Mar. 31, 2026	0	750	500,914